Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Comprehensive Income
Net income	$ 250,242	$ 190,586	$ 249,949
Net change in accumulated other comprehensive income
Net unrealized gain (loss) on equity investments	138	84	(302)
Net change related to retirement plan	(5,784)	(582)	10,983
Comprehensive income	244,596	190,088	260,630
Less: Comprehensive income attributable to noncontrolling interests	(49,676)	(45,737)	(58,602)
Comprehensive income attributable to TDS shareholders	$ 194,920	$ 144,351	$ 202,028